Capital and reserves, Share premium (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share premium [Abstract]
Number of shares outstanding at beginning of period (in shares)	283,250	224,087	223,986
New shares issued for cash (in shares)	83,115	59,163	101
New shares issued for non-cash consideration	19,865
Number of shares outstanding at end of period (in shares)	386,230	283,250	224,087